Restructuring (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended					12 Months Ended			60 Months Ended	66 Months Ended	72 Months Ended	3 Months Ended		12 Months Ended				66 Months Ended	72 Months Ended	3 Months Ended		12 Months Ended				66 Months Ended	72 Months Ended	66 Months Ended	72 Months Ended	3 Months Ended		12 Months Ended									3 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2013		Dec. 31, 2012 employee	Jun. 30, 2012 employee	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 employee	Jun. 30, 2012	Dec. 31, 2012	Mar. 31, 2013 Car Rental	Mar. 31, 2012 Car Rental	Dec. 31, 2012 Car Rental	Dec. 31, 2011 Car Rental	Dec. 31, 2010 Car Rental	Dec. 31, 2008 Car Rental location	Jun. 30, 2012 Car Rental	Dec. 31, 2012 Car Rental	Mar. 31, 2013 Equipment Rental	Mar. 31, 2012 Equipment Rental	Dec. 31, 2012 Equipment Rental	Dec. 31, 2011 Equipment Rental	Dec. 31, 2010 Equipment Rental	Dec. 31, 2008 Equipment Rental branch	Jun. 30, 2012 Equipment Rental	Dec. 31, 2012 Equipment Rental	Jun. 30, 2012 Other	Dec. 31, 2012 Other	Mar. 31, 2013 Other reconciling items	Mar. 31, 2012 Other reconciling items	Dec. 31, 2012 Other reconciling items	Dec. 31, 2011 Other reconciling items	Dec. 31, 2010 Other reconciling items	Dec. 31, 2012 Direct Operating Expense [Member]	Dec. 31, 2011 Direct Operating Expense [Member]	Dec. 31, 2010 Direct Operating Expense [Member]	Dec. 31, 2012 Selling, general and administrative	Dec. 31, 2011 Selling, general and administrative	Dec. 31, 2010 Selling, general and administrative	Mar. 31, 2013 Termination benefits		Mar. 31, 2012 Termination benefits	Dec. 31, 2012 Termination benefits	Dec. 31, 2011 Termination benefits	Dec. 31, 2010 Termination benefits	Mar. 31, 2013 Pension and Post Retirement expense	Dec. 31, 2012 Pension and Post Retirement expense	Dec. 31, 2011 Pension and Post Retirement expense	Dec. 31, 2010 Pension and Post Retirement expense	Mar. 31, 2013 Consultant costs		Mar. 31, 2012 Consultant costs	Dec. 31, 2012 Consultant costs	Dec. 31, 2011 Consultant costs	Dec. 31, 2010 Consultant costs	Mar. 31, 2013 Facility closure and lease obligation costs	Mar. 31, 2012 Facility closure and lease obligation costs	Dec. 31, 2012 Facility closure and lease obligation costs	Dec. 31, 2011 Facility closure and lease obligation costs	Dec. 31, 2010 Facility closure and lease obligation costs	Mar. 31, 2013 Facility closures	Dec. 31, 2012 Facility closures	Dec. 31, 2011 Facility closures	Mar. 31, 2013 Other	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Mar. 31, 2013 Foreign currency translation	Mar. 31, 2013 Selling, General and Administrative Expense [Member]	Mar. 31, 2012 Selling, General and Administrative Expense [Member]	Mar. 31, 2013 Direct Operating Expense [Member]	Mar. 31, 2012 Direct Operating Expense [Member]
Restructuring details
Increase (Decrease) in income per share after tax effect of restructuring	$ 0.01				$ 0.02
Charges incurred	$ 3.7					$ 38.0	$ 56.4																																		$ 2.3			$ 26.2	$ 14.4		$ 0	$ 1.0	$ 0.4		$ 0.3			$ 1.2	$ 1.3										$ 1.1	$ 9.6	$ 40.3
Number of off-airport locations closed																	250
Number of branches in U.S. equipment rental segment closed																									22
Number of employees impacted			650	50					8,960
Restructuring charges incurred to date										572.1	568.4							285.8	282.7							230.8	230.3	55.5	55.4
Restructuring charges	3.7				6.7	38.0	56.4	54.7				3.1	3.5	26.4	16.6	18.1				0.5	3.2	8.8	40.5	34.7						0.1	0	2.8	(0.7)	1.9	22.6	46.6	43.5	15.4	9.8	11.2	2.3		2.7	26.2	14.4	12.2		1.0	0.4	0.4	0.3		0.2	1.2	1.3	1.1	1.1	3.8	8.9	16.5	14.3					0.3	0	1.3		2.3	1.8	1.4	4.9
Expected duration for payment of restructuring obligations (in months)																																									12 months			12 years
Restructuring reserve
Balance at beginning of period	21.0				21.6	21.6	17.5																																		12.4		9.1	9.1	6.3		0.2	0.2	0.2		0.3		0.6	0.6	0.1										8.1	11.7	10.9
Charges incurred	3.7				6.7	38.0	56.4	54.7				3.1	3.5	26.4	16.6	18.1				0.5	3.2	8.8	40.5	34.7						0.1	0	2.8	(0.7)	1.9	22.6	46.6	43.5	15.4	9.8	11.2	2.3		2.7	26.2	14.4	12.2		1.0	0.4	0.4	0.3		0.2	1.2	1.3	1.1	1.1	3.8	8.9	16.5	14.3					0.3	0	1.3		2.3	1.8	1.4	4.9
Cash payments	(6.9)					(26.8)	(18.4)																																		(5.7)			(22.6)	(15.5)		0	0	0		(0.4)			(0.9)	(0.6)										(0.8)	(3.3)	(2.3)
Other	(1.6)	[1]				(11.8)	(33.9)																																		(0.3)	[1]		(0.3)	3.9		0 [1]	(1.0)	(0.4)		0	[1]		(0.6)	(0.2)							1.3	(10.3)	(13.9)	(1.3) [1]	(9.9)	(37.2)		0.3
Balance at end of period	$ 16.2		$ 21.0			$ 21.0	$ 21.6	$ 17.5	$ 21.6		$ 21.0																														$ 8.7			$ 12.4	$ 9.1	$ 6.3	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2			$ 0.3	$ 0.6	$ 0.1									$ 7.1	$ 8.1	$ 11.7	$ 10.9

[1]	Primarily consists of increases of $1.3 million for facility closures and $0.3 million for foreign currency translation.